Prospectus Supplement	January 11, 2022

Putnam Retirement Advantage Funds
Prospectus dated December 30, 2021

Effective March 31, 2022, the sub-sections Your fund’s management in the section Fund summaries are replaced in their entirety with the following:

For Putnam Retirement Advantage 2065 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2020

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2020

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2020

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund and Putnam Retirement Advantage Maturity Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2019

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Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective March 31, 2022, the sub-section The funds’ investment manager – Portfolio managers in the section Who oversees and manages the funds? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of each fund’s portfolio.

Portfolio	Joined
managers	funds*	Employer	Positions over past five years
Robert Schoen	2019	Putnam	Co-Chief Investment Officer, Global Asset
		Management	Allocation
		1997–Present	Previously, Co-Head of Global Asset Allocation
Brett Goldstein	2019	Putnam	Co-Chief Investment Officer, Global Asset
		Management	Allocation
		2010–Present	Previously, Portfolio Manager and Analyst
Adrian Chan	2021	Putnam	Portfolio Manager
		Management
		2008–Present
James Fetch	2019	Putnam	Co-Head of Global Asset Allocation
		Management
		1994–Present

* Each named portfolio manager joined Retirement Advantage 2065 Fund in 2020, upon the date of the fund’s commencement of operations, except for Adrian Chan, who joined in 2021.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.